Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets
Decrease in discount rate		0.62%
Pension Plan [Member]
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 14,755	$ 13,909
Amendments	0	0
Interest cost	669	703	$ 468
Actuarial loss (gain) on projected benefit obligation	(319)	1,035
Current service cost	91	83	157
Plan participants' contributions	63	64
Foreign currency changes	20	(6)
Benefit payments, settlements and transfers	(1,035)	(1,033)
Projected benefit obligation at the end of the year	14,244	14,755	13,909
Component representing future salary increases	(71)	(13)
Accumulated benefit obligation at end of year	14,173	14,742
Change in plan assets
Fair value of plan assets at beginning of year	17,533	16,589
Employer contributions	25	25
Plan participants' contributions	63	64
Foreign currency changes	15	(4)
Actual return on plan assets	1,834	1,892
Benefit payments, settlements and transfers	(1,035)	(1,033)
Fair value of plan assets at end of year	18,435	17,533	16,589
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	4,191	2,778
Pension Plan [Member] | CN Pension Plan [Member]
Change in benefit obligation
Projected benefit obligation at beginning of year	13,711
Projected benefit obligation at the end of the year	13,241	13,711
Change in plan assets
Fair value of plan assets at beginning of year	16,762
Fair value of plan assets at end of year	17,642	16,762
Other postretirement benefits [Member]
Change in benefit obligation
Projected benefit obligation at beginning of year	145	147
Amendments	0	0
Interest cost	7	7	5
Actuarial loss (gain) on projected benefit obligation	(2)	2
Current service cost	1	1	2
Plan participants' contributions	0	0
Foreign currency changes	3	(1)
Benefit payments, settlements and transfers	(11)	(11)
Projected benefit obligation at the end of the year	143	145	147
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	143	145
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	$ (143)	$ (145)